Condensed financial information of the parent company - Statement of financial position (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Total assets	€ 976,834	€ 949,250	€ 933,891
Equity
Share capital	37	39	39	€ 39
Share premium	17,116	17,105	17,089	17,078
Other reserves	(2,192)	(540)	2,342
Unappropriated result	41,538	35,462	32,149
Total equity	57,004	52,802	52,640	51,889
Liabilities
Subordinated loans	15,786	16,715
Total liabilities and equity	976,834	949,250
Parent company
Assets
Investments in group companies	49,192	46,109
Fixed assets	49,192	46,109
Receivables from group companies	65,704	56,349
Other assets	16	39
Current assets	65,720	56,389
Total assets	114,912	102,498
Equity
Share capital	37	39
Share premium	17,116	17,105
Legal and statutory reserves	(986)	1,073
Other reserves	29,002	28,909
Unappropriated result	11,331	4,940
Total equity	56,500	52,066	€ 51,619	€ 50,996
Liabilities
Subordinated loans	16,441	15,967
Debenture loans	41,609	34,273
Other non-current liabilities	0	0
Non-current liabilities	58,051	50,240
Amounts owed to group companies	56	47
Other liabilities	305	145
Current liabilities	360	192
Total liabilities and equity	114,912	102,498
Parent company | Subordinated Loans
Assets
Receivables from group companies	€ 16,441	€ 15,955